RESTRICTED CASH - Schedule of Reconciliation of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash [Abstract]
Cash and cash equivalents	$ 186,183	$ 155,245
Restricted cash (included within other assets)	18,676	13,001
Total cash, cash equivalents and restricted cash	$ 204,859	$ 168,246	$ 195,023	$ 137,943